Consolidated Statement of Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST AND DIVIDEND INCOME
Interest and fees on loans	$ 40,235,000	$ 25,798,000	$ 23,824,000
Interest-bearing deposits in other institutions	328,000	53,000	33,000
Federal funds sold	15,000	20,000	13,000
Investment securities:
Taxable interest	762,000	1,106,000	1,467,000
Tax-exempt interest	2,406,000	2,913,000	3,160,000
Dividends on stock	249,000	104,000	98,000
Total interest and dividend income	43,995,000	29,994,000	28,595,000
INTEREST EXPENSE
Deposits	5,350,000	3,618,000	3,426,000
Short-term borrowings	753,000	322,000	194,000
Other borrowings	544,000	250,000	200,000
Total interest expense	6,647,000	4,190,000	3,820,000
NET INTEREST INCOME	37,348,000	25,804,000	24,775,000
Provision for loan losses	1,045,000	570,000	315,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	36,303,000	25,234,000	24,460,000
NONINTEREST INCOME
Service charges on deposit accounts	1,875,000	1,940,000	1,874,000
Investment securities gains, net	886,000	303,000	323,000
Earnings on bank-owned life insurance	431,000	403,000	624,000
Gain on sale of loans	826,000	419,000	329,000
Other income	841,000	894,000	894,000
Total noninterest income	4,859,000	3,959,000	4,044,000
NONINTEREST EXPENSE
Salaries and employee benefits	13,758,000	10,249,000	9,751,000
Occupancy expense	1,846,000	1,252,000	1,253,000
Equipment expense	1,050,000	991,000	944,000
Data processing costs	1,792,000	1,335,000	1,071,000
Ohio state franchise tax	744,000	632,000	300,000
Federal deposit insurance expense	533,000	438,000	472,000
Professional fees	1,752,000	1,441,000	1,247,000
Net loss (gain) on other real estate owned	30,000	(119,000)	563,000
Advertising expense	821,000	734,000	721,000
Core deposit intangible amortization	374,000	40,000	40,000
Merger expense	1,060,000
Other expense	3,725,000	3,879,000	3,715,000
Total noninterest expense	27,485,000	20,872,000	20,077,000
Income before income taxes	13,677,000	8,321,000	8,427,000
Income taxes	4,222,000	1,905,000	1,562,000
NET INCOME	$ 9,455,000	$ 6,416,000	$ 6,865,000
EARNINGS PER SHARE
Basic (in dollars per share)	$ 3.12	$ 3.04	$ 3.41
Diluted (in dollars per share)	3.10	3.03	3.39
DIVIDENDS DECLARED PER SHARE (in dollars per share)	$ 1.08	$ 1.08	$ 1.07